Long-term debt	12 Months Ended
Dec. 31, 2025
Long-term Debt1 [Abstract]
Long-term debt	Long-term debt

	Convertible senior secured notes	New revolving credit facility	Old revolving credit facility	Equipment loans	Lease Liabilities	Total
	$	$	$	$	$	$

Balance at December 31, 2023	—	—	142,635	20,651	28,839	192,125
Draw downs	—	—	450,000	7,779	—	457,779
Debt repayments	—	—	(200,000)	(11,042)	(6,531)	(217,573)
Transfer outstanding balance to new revolving credit facility	—	400,000	(400,000)	—	—	—
Lease liabilities incurred	—	—	—	—	8,343	8,343
Lease liabilities terminated	—	—	—	—	(461)	(461)
Foreign exchange gains	—	—	—	(618)	(2,291)	(2,909)
Deferred financing costs incurred	—	(8,310)	—	—	—	(8,310)
Deferred financing costs written off	—	—	3,766	—	—	3,766
Non-cash interest and financing expense	—	—	3,599	137	1,387	5,123
Balance at December 31, 2024	—	391,690	—	16,907	29,286	437,883
Draw downs	460,000	200,000	—	21,463	—	681,463
Debt repayments	—	(450,000)	—	(14,003)	(22,078)	(486,081)
Portion allocated to equity	(95,298)	—	—	—	—	(95,298)
Interest payment	(6,430)	—	—	—	—	(6,430)
Financing costs incurred	(11,168)	—	—	—	—	(11,168)
Lease liabilities incurred	—	—	—	—	38,868	38,868
Lease liabilities derecognized	—	—	—	—	(1,050)	(1,050)
Foreign exchange losses	—	—	—	2,651	1,727	4,378
Non-cash interest and financing expense	28,191	2,097	—	—	5,457	35,745
Balance at December 31, 2025	375,295	143,787	—	27,018	52,210	598,310

Current portion	(5,271)	—	—	(8,532)	(20,067)	(33,870)
	370,024	143,787	—	18,486	32,143	564,440

Convertible senior unsecured notes

On January 28, 2025, the Company issued convertible senior unsecured notes (“the Notes”) with an aggregate principal amount of $460 million for cash proceeds of $446 million net of financing costs of $14 million. The notes bear interest at a rate of 2.75% per annum, payable semi-annually on February 1st and August 1st of each year commencing from August 1,
2025. The Notes mature on February 1, 2030. The initial conversion rate for the Notes is 315.2088 common shares of the Company per $1,000 principal amount of Notes, equivalent to an initial conversion price of approximately $3.17 per share.

The initial conversion rate is subject to adjustment in certain events. In addition, if certain fundamental changes occur, including a change in control or upon notice of redemption by the Company as described below, the holders may elect to convert the Notes. In the event of a fundamental change, the holders may elect to convert any outstanding Notes at a cash purchase price equal to 100% of the principal amount plus accrued and unpaid interest.

A fundamental change includes the following occurrences:
•A change in control where a person or group becomes the beneficial owner of more than 50% of our voting stock or gains the power to elect a majority of our board of directors.
•The consummation of significant transactions such as certain mergers or consolidations pursuant to which our common shares will be converted or exchanged for cash, securities or other property, or sales of substantially all our assets that change the corporate structure or ownership.
•Approval by our shareholders of any plan for liquidation or dissolution.

Prior to February 7, 2028, the Company may not redeem the Notes except in the event of certain changes in Canadian tax law. At any time on or after February 7, 2028, and until maturity, the Company may redeem all or part of the Notes for cash if the price of the Company’s common shares for at least 20 trading days in a period of 30 consecutive trading days, ending on the trading day prior to the date of notice of redemption, exceeds 130% of the conversion price in effect on each such day. The redemption price is equal to 100% of the principal amount of the Notes to be redeemed plus accrued and unpaid interest. This option was not separated as it is considered closely related to the underlying instrument. If the Company redeems the Notes, the initial conversion ratio could be adjusted.

The Notes are the Company's senior unsecured obligations and rank equally with all existing and future senior unsecured indebtedness. The Notes are effectively unsecured to all of the Company's existing and future secured indebtedness to the extent of the value of the collateral securing such indebtedness. The Notes are structurally unsecured to all existing and future liabilities, including trade payables, of the Company's subsidiaries.

The Company exercised judgement in determining whether the conversion feature represented a contract that could be settled by the Company delivering a fixed number of its own equity instruments, in exchange for a fixed amount of consideration, taking into consideration potential adjustments to the initial conversion ratio. The Company determined that the Notes are compound financial instruments consisting of a financial liability, and a conversion option that is classified as equity. Of the gross proceeds of $460 million, $365 million was allocated to the liability component, representing the fair value of the liability component on initial recognition, calculated as the present value of the contractual principal and interest payments over the term of the Notes using a discount rate of 7.8%. Total financing costs of $14 million were allocated to the liability and equity components in proportion to the allocation of the gross proceeds, with $11 million allocated to the liability and $3 million allocated to equity. The net liability of $354 million ($365 million net of $11 million of financing costs) will be accreted to the face value of the Notes over the term to maturity using the effective interest method with an effective interest rate of 8.5%.

The equity component, representing the holders’ conversion option, was allocated the residual amount of $95 million. The net amount recorded in the Consolidated Statement of Changes in Equity at December 31, 2025, was $67 million calculated as $95 million option valuation less $3 million of allocated financing costs and a deferred tax charge of $25 million for the taxable temporary difference arising from the difference between the initial carrying amount of the liability component of the Notes and the tax base.

In connection with the Notes, the Company entered into a cash settled total return swap with one of the initial purchasers of the Notes for common shares of the Company with a total value of $50 million. During the year ended December 31, 2025, the Company settled the total return swap for a gain of $8 million. This gain was recorded as part of Losses on derivative instruments in the Consolidated Statements of Operations for the year ended December 31, 2025.

Revolving credit facilities

On December 17, 2024, the Company entered into a new revised revolving credit facility ("new RCF") agreement with a syndicate of banks. The maximum available for drawdown under the facility is $800 million with an accordion feature, available on the receipt of additional binding commitments, for a further $200 million.

Drawdowns on the new RCF can be in either United States or Canadian dollars. The new RCF bears interest on a sliding scale based on the Secured Overnight Financing Rate (“SOFR”) or the Canadian Overnight Repo Rate Average ("CORRA") plus term credit spread adjustment in addition to a sliding scale premium between 1.88% to 2.50% based on the Company's net leverage ratio. Commitment fees for the undrawn portion of the facility are also on a sliding scale basis between 0.42%
and 0.563% based on the Company's net leverage ratio. The term of the new RCF is four years, maturing on December 17, 2028. Transaction costs on the new RCF of $8 million are amortized over the facility term.

The Company has provided security on the new RCF in the form of a general security interest over the Company’s assets and pledges, creating a charge over the shares of certain of the Company’s direct and indirect subsidiaries. In connection with the new RCF, the Company must also maintain an interest coverage ratio greater than or equal to 3:1 for any fiscal quarter and a leverage ratio of less than 3.5:1 for any fiscal quarter. As at December 31, 2025, the Company was in compliance with these debt covenants. During the year ended December 31, 2025, the Company paid outstanding financing costs of $4 million on the new RCF.

Pursuant to the terms of the new RCF, the Company implemented a gold collar hedging program structured to achieve a minimum cumulative financial settlement of $220 million relative to an assumed refined gold market price of $1,750 per ounce and 20% of the Company's forecasted production volumes for fiscal years 2025 and 2026 per the most recent life-of-mine plan consolidated projected gold production and shall maintain such gold hedging program (allowing, however, for the wind down of the program in the ordinary course) until the earlier of (i) the date such hedging program has achieved a minimum cumulative financial settlement of $220 million and December 31, 2026 (Note 17).

Upon entering into the new RCF, the Company transferred the $400 million outstanding balance from its old RCF. The old RCF bore interest on a sliding scale based on SOFR plus term credit spread adjustment in addition to a sliding scale premium between 2.00% to 2.50%. Commitment fees for the undrawn portion of the old RCF were between 0.450% and 0.563%. Unamortized transaction costs on the old RCF of 4 million were written off as financing expense in the Consolidated Statement of Operations for the year ended December 31, 2024.

During the year ended December 31, 2025, the Company drew down $200 million and repaid $450 million on the new RCF. As at December 31, 2025, the Company had $650 million available for future draw downs.

Subsequent to December 31, 2025, the Company repaid $100 million on the new RCF.

Fekola equipment loan facilities

During 2016, the Company entered into a Euro 71 million term equipment facility (the "first equipment facility") with Caterpillar Financial SARL, as Mandated Lead Arranger, and Caterpillar Financial Services Corporation, as original lender. The aggregate principal amount of up to Euro 71 million was available to the Company’s subsidiary, Fekola SA (the “Borrower”) to finance or refinance the mining fleet and other mining equipment at the Fekola Mine and was fully utilized. During the year ended December 31, 2025, the Borrower fully repaid the first equipment facility.

On September 29, 2020, the Company entered into a second term equipment facility (the "second equipment facility") with Caterpillar Financial Services Corporation for aggregate principal amount of up to the Euro equivalent of $40 million. The second equipment facility was available to the Borrower to finance or refinance up to 75% of the cost of the mining fleet and other mining equipment at the Fekola Mine. On October 26, 2020, the Borrower drew down the entire amount under the new equipment facility for proceeds of Euro 36 million.

On December 9, 2024, the Company entered into a third term equipment facility (the "third equipment facility") with Caterpillar Financial Services Corporation for aggregate principal amount of up to the Euro equivalent of $35 million. The third equipment facility is available to the Borrower to finance or refinance a specified percentage of the cost of spare parts, mining fleet and other mining equipment at the Fekola Mine. As at December 31, 2025, the Borrower has drawn down the $29 million under the third equipment facility. The Borrower has until March 31, 2026 to draw under this facility.

Each equipment loan under the Fekola equipment facilities is repayable in 20 equal quarterly installments except for loans financing the cost of spare parts which are repayable in 16 equal installments. The final repayment date shall be five years or four years, respectively, from the first disbursement under each equipment loan. The interest rate on each loan is a rate per annum equal to the Euro Interbank Offer Rate ("EURIBOR") plus a margin of 4.25% for existing equipment and EURIBOR plus a margin of 3.25% for other loans. The Company and its wholly-owned subsidiary, Mali Mining Investments Limited, have guaranteed the second equipment facility and security is given over the equipment of the Borrower which has been financed by the second and third equipment facility, related warranty and insurance.

In connection with the Fekola equipment loan facilities, the Company must also maintain an interest coverage ratio greater than or equal to 3:1 for any fiscal quarter and a leverage ratio of less than 3.5:1 for any fiscal quarter. As at December 31, 2025, the Company was in compliance with these debt covenants.
Lease liabilities

During the year ended December 31, 2025, the Company entered into contracts for underground development and mining work at the Fekola Mine and at the Otjikoto Mine that resulted in the recognition of $29 million of right-of use assets and $29 million of lease liabilities and $9 million of right-of-use assets and $9 million of lease liabilities, respectively. The valuation of the lease at the Otjikoto and Fekola mines was based on a 2 and 4 year term, respectively.
For the year ended December 31, 2025, payments totalling $5 million (2024 - $9 million) relating to short-term leases (those with a term of 12 months or less) and $59 million (2024 - $55 million) relating to variable lease payments (including both lease and non-lease components) have been expensed in the Consolidated Statement of Operations.

The expected timing of undiscounted lease payments at December 31, 2025, for leases accounted for under IFRS 16 is as follows:

$

Less than one year	20,482
One to five years	30,869
More than five years	10,219
61,570

For the year ended December 31, 2025, the Company recognized depreciation expense of $19 million (2024 - $7 million) on right-of-use assets recognized under IFRS 16, Leases in the Consolidated Statement of Operations and made payments on these leases of $22 million (2024 - $7 million).

Debt repayment schedule

The following table summarizes the Company’s scheduled debt repayments on its outstanding debt as at December 31, 2025:

	2026	2027	2028	2029	2030	Total
	$	$	$	$	$	$

Convertible senior secured notes
Principal	—	—	—	—	460,000	460,000
Interest	12,650	12,650	12,650	12,650	6,325	56,925

Revolving credit facility
Principal	—	—	150,000	—	—	150,000
Interest & commitment fees (estimated)	9,420	9,420	9,083	—	—	27,923

Fekola equipment loan facilities:
Principal	7,835	7,835	7,835	2,815	—	26,320
Interest (estimated)	1,355	897	441	38	—	2,731

Goose equipment loan facility:
Principal	698	—	—	—	—	698
Interest (estimated)	21	—	—	—	—	21

Lease liabilities
Principal	17,718	12,177	7,085	2,608	2,404	41,992
	49,697	42,979	187,094	18,111	468,729	766,610